Offerings - Offering: 1	Nov. 26, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	8,454,514
Proposed Maximum Offering Price per Unit	13.06
Maximum Aggregate Offering Price	$ 110,415,952.84
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,248.44
Offering Note	1. The amount of shares registered represents an aggregate of 8,454,514 shares of Alto Neuroscience, Inc. common stock, par value $0.0001 per share ("common stock"), which includes 4,622,251 shares of common stock that may be issued upon the exercise of pre-funded warrants, held by the selling stockholders named in the prospectus that forms a part of this registration statement (this "Registration Statement"). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional number of shares of common stock as may be issuable as a result of stock splits, stock dividends, or other distribution, recapitalization or similar events with respect to the shares of common stock being registered pursuant to this Registration Statement. The proposed maximum offering price per share has been estimated in accordance with Rule 457(c) under the Securities Act solely for purposes of calculating the registration fee. The proposed maximum offering price per unit and the maximum aggregate offering price are based on the average of the high and low sale price of common stock, as reported on the New York Stock Exchange on November 24, 2025, which date is within five business days prior to filing this Registration Statement.